SHAREHOLDERS' EQUITY (Tables)	6 Months Ended
Jun. 30, 2023
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Assumptions Used to Estimate Fair Value
	Six months ended June 30,
	2023	2022

Risk free interest	3.57% - 4.08%	1.41% - 2.84%
Dividend yields	0%	0%
Volatility	52.77% - 53.71%	51.45% - 51.85%
Expected term (in years)	3.88 – 3.92	3.95 - 4.00

Schedule of Stock Option Activity

	Number of options	Weighted- average exercise price	Weighted- average remaining contractual term (in years)	Aggregate intrinsic value

Outstanding at January 1, 2023	3,441,644	$8.1	4.1	$80
Granted	2,002,500	$5.7
Exercised	(44,768)	$4.2
Forfeited and cancelled	(406,250)	$10.4

Outstanding as of June 30, 2023	4,993,126	$7.0	4.5	$1,004

Exercisable as of June 30, 2023	1,371,876	$7.9	3.0	$11